UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21561
Oppenheimer Principal Protected Trust III
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 02/28/2011

Item 1. Reports to Stockholders.

February 28, 2011

Oppenheimer

Principal Protected Main Street Fund III®

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
Oppenheimer Principal Protected Main Street Fund III® Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2011, and are based on the total market value of investments.
7 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus, and if available, the Fund’s summary prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus, and if available, summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
The Fund has entered into a financial warranty agreement (the “Warranty”) with Main Place Funding LLC (the “Warranty Provider”), which includes a guarantee by the Warranty Provider’s ultimate parent company of the Warranty Provider’s obligations under the Warranty, which attempts to make sure that the value of each shareholder’s account on the Maturity Date (December 16, 2011) will be at least equal to a shareholder’s original investment (reduced by, among other potential reductions, any adjustments to the warranty amount permitted by the Warranty, and less any redemptions of Fund shares dividends or distributions taken in cash, sales charges, and extraordinary Fund expenses). The Warranty is solely the obligation of the Warranty Provider, not the shareholders. The Warranty is dependent on the financial ability of the Warranty Provider to make payment to the Fund on the Maturity Date. As noted above, the Warranty Amount will be reduced by, among other things, any redemptions of Fund shares or distributions taken in cash, sales charges and extraordinary fund expenses. Distributions from the Fund are taxable whether or not shareholders reinvest them in additional shares of the Fund, unless the Fund shares are held in a tax-deferred retirement account. The Warranty does not apply to shares redeemed during the Warranty Period, and redemption of Fund shares prior to the Warranty Date will reduce a shareholder’s Warranty Amount. The Fund’s Board of Trustees is not obligated to replace the Warranty should the Warranty Provider be unable to perform its obligations under the Warranty. The Warranty increases the Fund’s expenses. Shareholders must redeem their shares in the Fund on, and only on, the Maturity Date (December 16, 2011) to receive the greater of the then-current net asset value of the Fund or their Warranty Amount. Prior to the Maturity Date, the Fund will provide each shareholder a notice to remind them that shares must be redeemed on the Maturity Date to receive the full benefit of the Warranty. After the Maturity Date, shares of the Fund will not be covered under the terms of the Warranty and will be subject to market fluctuations and the shares will then be redeemable at the Fund’s then-current net asset value, which may be lower than the Warranty Amount.
8 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES
Shares may be exchanged or redeemed at any time. However, if you redeem or exchange shares prior to the end of the seven-year Warranty Period, you will receive the then-current NAV per share, which may be higher or lower than the Warranty Amount. To receive at least the full Warranty Amount, you must maintain your original investment in the Fund until the end of the seven-year term and reinvest all dividends and distributions.
During the Warranty Period, there may be substantial opportunity costs. Allocating assets to debt securities (primarily Treasury STRIPS) reduces the Fund’s ability to participate as fully in upward equity market movements. Therefore, it represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.
While these fixed income securities (primarily Treasury STRIPS) that the Fund invests in do not pay income the traditional way, an income calculation is made for tax purposes based on the purchase price and the time until the security reaches par value. Like traditional interest payments, this amount is reported as income for tax purposes. The zero coupon bonds the Fund invests in do not pay interest income until maturity. However, the Fund is required to accrue and declare a dividend on such income. Thus, you will have taxable income. Distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund.
All investments have risks to some degree. While principal and interest payments on U.S. Treasury securities are guaranteed by the U.S. Government, the price of such securities will fluctuate with changes in prevailing interest rates. Zero-coupon U.S. Government securities are subject to greater fluctuations in price from interest rate changes than typical debt securities that pay interest on a regular basis. Investors should be aware that principal protected funds generally carry higher fees and expenses than non-protected funds.
The Fund offered its shares to the public from October 7, 2004 to December 10, 2004. From December 16, 2004, and until December 16, 2011, shares of the Fund will only be issued upon reinvestment of dividends and distributions.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2010	February 28, 2011	February 28, 2011

Actual
Class A	$1,000.00	$996.80	$5.86
Class B	1,000.00	992.90	10.03
Class C	1,000.00	993.40	9.53
Class N	1,000.00	995.80	6.85

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,018.94	5.92
Class B	1,000.00	1,014.78	10.14
Class C	1,000.00	1,015.27	9.64
Class N	1,000.00	1,017.95	6.93
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2011 are as follows:

Class	Expense Ratios

Class A	1.18%
Class B	2.02
Class C	1.92
Class N	1.38
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENT OF INVESTMENTS February 28, 2011 / Unaudited

	Principal
	Amount	Value

U.S. Government Obligations—100.1%
U.S. Treasury Bonds, STRIPS, 2.897%, 2/15/12[1] (Cost $25,972,102)	$26,700,000	$26,623,131

Total Investments, at Value (Cost $25,972,102)	100.1%	26,623,131
Liabilities in Excess of Other Assets	(0.1)	(27,955)

Net Assets	100.0%	$26,595,176

Footnotes to Statement of Investments
1. Zero coupon bond reflects effective yield on the date of purchase.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of February 28, 2011 based on valuation input level:

		Level 2—	Level 3—
	Level 1—	Other Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
U.S. Government Obligations	$—	$26,623,131	$—	$26,623,131

Total Assets	$—	$26,623,131	$—	$26,623,131

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENT OF ASSETS AND LIABILITIES Unaudited

February 28, 2011
Assets
Investments, at value (cost $25,972,102)—see accompanying statement of investments	$26,623,131
Cash	208,594
Receivables and other assets:
Other	8,446

Total assets	26,840,171

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	172,299
Legal, auditing and other professional fees	19,894
Shareholder communications	16,556
Warranty agreement fees	14,679
Distribution and service plan fees	10,626
Trustees’ compensation	4,728
Transfer and shareholder servicing agent fees	2,209
Other	4,004

Total liabilities	244,995

Net Assets	$26,595,176

Composition of Net Assets
Par value of shares of beneficial interest	$980
Additional paid-in capital	29,235,461
Accumulated net investment income	161,869
Accumulated net realized loss on investments	(3,454,163)
Net unrealized appreciation on investments	651,029

Net Assets	$26,595,176

13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $12,393,650 and 457,010 shares of beneficial interest outstanding)	$27.12
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$28.77
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,801,363 and 287,254 shares of beneficial interest outstanding)	$27.16
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,611,145 and 206,250 shares of beneficial interest outstanding)	$27.21
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $789,018 and 29,166 shares of beneficial interest outstanding)	$27.05
See accompanying Notes to Financial Statements.
14 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended February 28, 2011

Investment Income
Interest	$398,145
Other income	24

Total investment income	398,169

Expenses
Management fees	36,166
Distribution and service plan fees:
Class A	16,098
Class B	44,496
Class C	29,241
Class N	1,968
Transfer and shareholder servicing agent fees:
Class A	7,970
Class B	7,147
Class C	2,841
Class N	253
Shareholder communications:
Class A	4,750
Class B	5,067
Class C	2,205
Class N	220
Warranty agreement fees	50,632
Legal, auditing and other professional fees	15,488
Trustees’ compensation	4,593
Administration service fees	750
Custodian fees and expenses	137
Other	3,901

Total expenses	233,923
Less waivers and reimbursements of expenses	(3,142)

Net expenses	230,781

Net Investment Income	167,388

Realized and Unrealized Gain (Loss)
Net realized gain on investments	153,102
Net change in unrealized appreciation/depreciation on investments	(471,394)

Net Decrease in Net Assets Resulting from Operations	$(150,904)

See accompanying Notes to Financial Statements.
15 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010

Operations
Net investment income	$167,388	$421,449
Net realized gain	153,102	322,034
Net change in unrealized appreciation/depreciation	(471,394)	(479,861)

Net increase (decrease) in net assets resulting from operations	(150,904)	263,622

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(259,131)	(305,771)
Class B	(80,393)	(94,022)
Class C	(68,380)	(58,351)
Class N	(14,158)	(13,484)

	(422,062)	(471,628)

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(1,668,017)	(4,159,426)
Class B	(2,024,977)	(2,135,338)
Class C	(436,232)	(2,981,321)
Class N	5,684	(51,903)

	(4,123,542)	(9,327,988)

Net Assets
Total decrease	(4,696,508)	(9,535,994)
Beginning of period	31,291,684	40,827,678

End of period (including accumulated net investment income of $ 161,869 and $416,543, respectively)	$26,595,176	$31,291,684

See accompanying Notes to Financial Statements.
16 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2011					Year Ended	August 31,
Class A	(Unaudited)	2010	2009	2008		2007	2006

Per Share Operating Data
Net asset value, beginning of period	$27.75	$27.93	$29.73	$33.86		$30.99	$30.48

Income (loss) from investment operations:
Net investment income[1]	.21	.45	.43	.46		.38	.47
Net realized and unrealized gain (loss)	(.30)	(.13)	(.81)	(2.99)		3.03	.58

Total from investment operations	(.09)	.32	(.38)	(2.53)		3.41	1.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.54)	(.50)	(.33)	(1.01)		(.54)	(.54)

Distributions from net realized gain	—	—	(1.09)	(.59)		—	—
Total dividends and/or distributions to shareholders	(.54)	(.50)	(1.42)	(1.60)		(.54)	(.54)

Net asset value, end of period	$27.12	$27.75	$27.93	$29.73		$33.86	$30.99

Total Return, at Net Asset Value[2]	(0.32)%	1.16%	(1.27)%	(7.74)%		11.09%	3.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,394	$14,363	$18,635	$23,155		$29,470	$33,229

Average net assets (in thousands)	$13,460	$16,424	$20,338	$26,368		$31,996	$37,258

Ratios to average net assets:[3]
Net investment income	1.57%	1.62%	1.53%	1.46%		1.15%	1.53%
Total expenses	1.20%	1.18%	1.26%[4]	1.53	% [4]	1.55%[4]	1.49%[4]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.18%	1.18%	1.24%	1.30%		1.19%	1.22%

Portfolio turnover rate	0%	0%	47%	174%		130%	133%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including all underlying fund expenses were as follows:

Year Ended August 31, 2009	1.28%
Year Ended August 31, 2008	1.76%
Year Ended August 31, 2007	1.91%
Year Ended August 31, 2006	1.76%
See accompanying Notes to Financial Statements.
17 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2011				Year Ended	August 31,
Class B	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$27.61	$27.77	$29.57	$33.64	$30.80	$30.29

Income (loss) from investment operations:
Net investment income[1]	.10	.21	.18	.19	.09	.21
Net realized and unrealized gain (loss)	(.30)	(.14)	(.80)	(2.97)	3.02	.58

Total from investment operations	(.20)	.07	(.62)	(2.78)	3.11	.79

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.23)	(.09)	(.70)	(.27)	(.28)
Distributions from net realized gain	—	—	(1.09)	(.59)	—	—

Total dividends and/or distributions to shareholders	(.25)	(.23)	(1.18)	(1.29)	(.27)	(.28)

Net asset value, end of period	$27.16	$27.61	$27.77	$29.57	$33.64	$30.80

Total Return, at Net Asset Value[2]	(0.71)%	0.24%	(2.13)%	(8.49)%	10.13%	2.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,801	$9,972	$12,170	$14,037	$16,903	$18,246

Average net assets (in thousands)	$8,984	$11,085	$12,898	$15,497	$17,872	$19,663

Ratios to average net assets:[3]
Net investment income	0.74%	0.75%	0.64%	0.61%	0.28%	0.70%
Total expenses	2.05%	2.05%	2.15%[4]	2.33% [4]	2.42%[4]	2.31%[4]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.02%	2.05%	2.13%	2.10%	2.06%	2.04%

Portfolio turnover rate	0%	0%	47%	174%	130%	133%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including all underlying fund expenses were as follows:

Year Ended August 31, 2009	2.17%
Year Ended August 31, 2008	2.56%
Year Ended August 31, 2007	2.78%
Year Ended August 31, 2006	2.58%
See accompanying Notes to Financial Statements.
18 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

	Six Months
	Ended
	February 28, 2011				Year Ended	August 31,
Class C	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$27.71	$27.82	$29.62	$33.70	$30.82	$30.31

Income (loss) from investment operations:
Net investment income[1]	.11	.24	.21	.24	.13	.24
Net realized and unrealized gain (loss)	(.29)	(.13)	(.81)	(2.99)	3.02	.57

Total from investment operations	(.18)	.11	(.60)	(2.75)	3.15	.81

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.32)	(.22)	(.11)	(.74)	(.27)	(.30)
Distributions from net realized gain	—	—	(1.09)	(.59)	—	—

Total dividends and/or distributions to shareholders	(.32)	(.22)	(1.20)	(1.33)	(.27)	(.30)

Net asset value, end of period	$27.21	$27.71	$27.82	$29.62	$33.70	$30.82

Total Return, at Net Asset Value[2]	(0.66)%	0.38%	(2.05)%	(8.38)%	10.24%	2.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,611	$6,156	$9,164	$11,256	$14,454	$16,709

Average net assets (in thousands)	$5,909	$7,268	$9,926	$12,826	$15,427	$19,229

Ratios to average net assets:[3]
Net investment income	0.83%	0.85%	0.76%	0.76%	0.41%	0.80%
Total expenses	1.94%	1.94%	2.03%[4]	2.26%[4]	2.30%[4]	2.24%[4]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.92%	1.94%	2.01%	2.03%	1.94%	1.97%

Portfolio turnover rate	0%	0%	47%	174%	130%	133%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including all underlying fund expenses were as follows:

Year Ended August 31, 2009	2.05%
Year Ended August 31, 2008	2.49%
Year Ended August 31, 2007	2.66%
Year Ended August 31, 2006	2.51%
See accompanying Notes to Financial Statements.
19 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2011				Year Ended	August 31,
Class N	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$27.66	$27.84	$29.66	$33.79	$30.92	$30.43

Income (loss) from investment operations:
Net investment income[1]	.19	.38	.36	.37	.32	.42
Net realized and unrealized gain (loss)	(.31)	(.12)	(.81)	(2.96)	3.03	.54

Total from investment operations	(.12)	.26	(.45)	(2.59)	3.35	.96

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.49)	(.44)	(.28)	(.95)	(.48)	(.47)
Distributions from net realized gain	—	—	(1.09)	(.59)	—	—

Total dividends and/or distributions to shareholders	(.49)	(.44)	(1.37)	(1.54)	(.48)	(.47)

Net asset value, end of period	$27.05	$27.66	$27.84	$29.66	$33.79	$30.92

Total Return, at Net Asset Value[2]	(0.42)%	0.93%	(1.51)%	(7.90)%	10.88%	3.19%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$789	$801	$859	$914	$1,027	$1,038

Average net assets (in thousands)	$794	$830	$880	$957	$1,057	$1,167

Ratios to average net assets:[3]
Net investment income	1.38%	1.39%	1.29%	1.19%	0.97%	1.39%
Total expenses	1.39%	1.41%	1.50%[4]	1.70%[4]	1.75%[4]	1.74%[4]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.38%	1.41%	1.48%	1.47%	1.39%	1.47%

Portfolio turnover rate	0%	0%	47%	174%	130%	133%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including all underlying fund expenses were as follows:

Year Ended August 31, 2009	1.52%
Year Ended August 31, 2008	1.93%
Year Ended August 31, 2007	2.11%
Year Ended August 31, 2006	2.01%
See accompanying Notes to Financial Statements.
20 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Principal Protected Main Street Fund III (the “Fund”), a series of Oppenheimer Principal Protected Trust III, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Fund seeks high total return as a secondary objective. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     Prior to January 12, 2009, the Fund invested a substantial portion of its assets in Class Y shares of Oppenheimer Main Street Fund® (the “Underlying Fund”), which seeks high total return, futures contracts on the S&P 500 Index and certain U.S. government securities. The allocation of the Fund’s assets between the debt portfolio and the equity portfolio varied over time based upon the Warranty Formula, which was intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount. Effective January 12, 2009, pursuant to the Warranty Formula and the terms of the Warranty Agreement, the Fund’s assets have been completely and irreversibly reallocated to the debt portfolio.
     Shares of the Fund were offered during the Offering Period (October 7, 2004 to December 10, 2004). Shares are not offered during the Warranty Period (December 16, 2004 to December 16, 2011) to the Maturity Date (December 16, 2011) except in connection with reinvestment of dividends and distributions. The Fund has issued Class A, Class B, Class C and Class N shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class B shares will automatically convert to Class A shares 90 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Warranty Agreement. Effective June 30, 2009, the Fund has entered into a Financial Warranty Agreement (the “Warranty Agreement”) with Main Place Funding, LLC (the “Warranty Provider”). The Warranty Provider is an affiliate of Merrill Lynch Bank USA, and a separately incorporated division of Bank of America N.A. (“BANA”). Bank of America Corporation (the “Guarantor”), the Warranty Provider’s ultimate parent company and parent company of BANA, has issued a guarantee of the performance of the Warranty Provider’s obligations under the Warranty Agreement (the “Guarantee”). Pursuant to the Warranty Agreement, the Warranty Provider has issued, subject to certain conditions, a financial warranty (the “Financial Warranty”) to the Fund. The Financial Warranty attempts to make sure that the value of each shareholder’s account on the Maturity Date will be no less than the value of that shareholder’s account on the second business day
21 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
after the end of the Offering Period (the “Warranty Amount”). This value will include net income, if any, earned by the Fund during the Offering Period and be reduced by adjustments permitted under the Warranty Agreement, including sales charges, dividends and distributions paid in cash, redemptions of Fund shares, and the shareholder’s pro rata portion of any extraordinary expenses. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund’s assets on the Maturity Date is insufficient to result in the value of each shareholder’s account being at least equal to the shareholder’s Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her Warranty Amount over his or her account value.
     As of February 28, 2011, the Fund level Warranty Amounts per share were $25.30 for Class A shares, $26.71 for Class B shares, $26.60 for Class C shares and $25.58 for Class N shares.
     The Financial Warranty is solely the obligation of the Warranty Provider, as guaranteed by the Guarantor. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy the obligations under the Financial Warranty, and the financial position of the Guarantor may deteriorate and it would be unable to satisfy its obligations under the Guarantee. No entity or person is obligated to make up any shortfall in the event the Warranty Provider and Guarantor default on their obligations to the Fund and the Fund’s assets are insufficient to redeem the Fund’s shares for the Warranty Amount on the Maturity Date. Shareholders could lose money if the Warranty Provider and Guarantor fail to or are unable to perform their obligations under the Warranty Agreement and Guarantee, respectively.
     The Warranty Agreement requires the Manager to comply with certain investment parameters in an attempt to limit the Fund’s risk. If the Fund or Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider (or its affiliate) may monitor the Fund’s compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund’s shareholders.
     Prior to January 12, 2009, the fee paid by the Fund to the Warranty Provider was an annual fee equal to 0.60% of the average daily net assets of the Fund during the Warranty Period. Since the Fund is completely and irreversibly invested in the debt portfolio, the Warranty Fee payable by the Fund to the Warranty Provider has decreased to an annual fee equal to 0.35% of the average daily net assets of the Fund, effective January 12, 2009.
22 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Government debt instruments are valued at the mean between the “bid” and “asked” prices.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valu-ations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
23 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1.	Significant Accounting Policies Continued
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended August 31, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of August 31, 2010, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring

2017	$3,408,192
2018	157,584

Total	$3,565,776

As of February 28, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $3,412,674 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 28, 2011, it is estimated that the Fund will utilize $153,102 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$26,013,591

Gross unrealized appreciation	$609,540
Gross unrealized depreciation	—

Net unrealized appreciation	$609,540

24 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
25 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2011		Year Ended August 31,2010
	Shares	Amount	Shares	Amount

Class A
Dividends and/or
distributions reinvested	8,767	$237,839	10,248	$283,219
Redeemed	(69,410)	(1,905,856)	(159,831)	(4,442,645)

Net decrease	(60,643)	$(1,668,017)	(149,583)	$(4,159,426)

Class B
Dividends and/or
distributions reinvested	2,782	$75,729	3,243	$89,719
Redeemed	(76,665)	(2,100,706)	(80,405)	(2,225,057)

Net decrease	(73,883)	$(2,024,977)	(77,162)	$(2,135,338)

Class C
Dividends and/or
distributions reinvested	2,434	$66,334	2,025	$56,196
Redeemed	(18,356)	(502,566)	(109,233)	(3,037,517)

Net decrease	(15,922)	$(436,232)	(107,208)	$(2,981,321)

Class N
Dividends and/or distributions reinvested	522	$14,142	478	$13,178
Redeemed	(307)	(8,458)	(2,368)	(65,081)

Net increase (decrease)	215	$5,684	(1,890)	$(51,903)

26 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2011, were as follows:

	Purchases	Sales

Investment securities	$—	$4,481,802
4. Fees and Other Transactions with Affiliates
Management Fees. Effective January 12, 2009, the Manager has contractually reduced the management fee to an annual rate of 0.25% of the average annual net assets of the Fund.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2011, the Fund paid $19,048 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must
27 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2010 were as follows:

Class B	$41,932
Class C	22,958
Class N	7,094
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 28, 2011	$—	$—	$897	$—	$—

Waivers and Reimbursements of Expenses. The Manager will further reduce the management fee to the extent necessary so that expenses after waivers and reductions to the Fund (other than extraordinary expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not sufficient to reduce expenses to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if the Fund’s expenses continue to exceed these limits following the Manager’s waiver of all management fees, the Warranty Amount will be reduced by any expenses that exceed those limits. During the six months ended February 28, 2011, the Manager waived fees and/or reimbursed the Fund $1,311, $1,171, $593 and $67 for the Class A, Class B, Class C and Class N shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
28 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

5. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That proposed settlement is subject to final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
29 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Pending Litigation Continued
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
6. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.

30 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

31 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III®
A Series of Oppenheimer Principal Protected Trust III

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Robert. J. Malone, Trustee
F. William Marshall, Jr., Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Sergei V. Polevikov, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Warranty Provider	Main Place Funding LLC

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2011 OppenheimerFunds, Inc. All rights reserved.

32 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in ” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

33 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.

34 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust III
By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 04/11/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 04/11/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 04/11/2011